Land Use Rights, Net (Details) - Schedule of Amortization Expense - Use Rights [Member]	Dec. 31, 2023 USD ($)
Schedule of Amortization Expense [Line Items]
2024	$ 217,394
2025	217,394
2026	217,394
2027	217,394
2028 and thereafter	8,804,120
Total	$ 9,673,696